Subsequent Events (Details)								1 Months Ended				4 Months Ended	12 Months Ended
	Sep. 24, 2024	Aug. 10, 2024	May 09, 2024 USD ($) $ / shares shares	Apr. 03, 2024	Mar. 31, 2024 $ / shares	Aug. 10, 2023 USD ($)	Feb. 28, 2023 $ / shares	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Nov. 30, 2023 shares	Oct. 31, 2022 shares	Jun. 30, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 ILS (₪) shares	Jul. 15, 2024 ILS (₪)	May 15, 2024 ILS (₪)	Apr. 07, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 $ / shares
Subsequent Events (Details) [Line Items]
Closing amount (in Dollars)													$ 25,000
Description of repayment													(a) with respect to $8,000 thousand of the principal amount, (i) for the principal amount repaid on or prior to May 12, 2024, 7%, (ii) for the principal amount repaid following May 12, 2024 and on or prior to June 12, 2024, a rate between 7% and 8.5% of such principal amount computed by adding to 7% the result obtained by multiplying 1.5 by the quotient of the number of days elapsed in such period until (and including) the repayment date divided by the number of days in such period, and (iii) for the principal amount repaid following June 12, 2024, 8.5% of such principal amount plus 15% per annum, on the basis of the actual number of days elapsed commencing from the date following June 12, 2024 and ending on the repayment date; and (b) with respect to $2,000 thousand of the principal amount, (i) for the principal amount repaid on or prior to September 24, 2024, 10%, and (ii) for the principal amount repaid following September 24, 2024, 10% of such principal amount plus 15% per annum, on the basis of the actual number of days elapsed commencing from the date following September 24, 2024 and ending on the repayment date.	(a) with respect to $8,000 thousand of the principal amount, (i) for the principal amount repaid on or prior to May 12, 2024, 7%, (ii) for the principal amount repaid following May 12, 2024 and on or prior to June 12, 2024, a rate between 7% and 8.5% of such principal amount computed by adding to 7% the result obtained by multiplying 1.5 by the quotient of the number of days elapsed in such period until (and including) the repayment date divided by the number of days in such period, and (iii) for the principal amount repaid following June 12, 2024, 8.5% of such principal amount plus 15% per annum, on the basis of the actual number of days elapsed commencing from the date following June 12, 2024 and ending on the repayment date; and (b) with respect to $2,000 thousand of the principal amount, (i) for the principal amount repaid on or prior to September 24, 2024, 10%, and (ii) for the principal amount repaid following September 24, 2024, 10% of such principal amount plus 15% per annum, on the basis of the actual number of days elapsed commencing from the date following September 24, 2024 and ending on the repayment date.
Conversion rate (in Dollars per share) | $ / shares								$ 1.5				$ 0.5
Description of purchase agreement													(i) March-June 2024 Warrants exercisable into 4,444,444 ordinary shares are exercisable at an exercise price equal to $0.70 per share until March 12, 2027, (ii) March-June 2024 Warrants exercisable into 4,000,000 ordinary shares are exercisable at an exercise price equal to $0.70 per share until April 3, 2027, (iii) March-June 2024 Warrants exercisable into 1,000,000 ordinary shares are exercisable at an exercise price equal to $0.50 per share until June 26, 2027 and (iv) March-June 2024 Warrants exercisable into 2,000,000 ordinary shares are exercisable at an exercise price equal to $0.70 per share until June 26, 2027.	(i) March-June 2024 Warrants exercisable into 4,444,444 ordinary shares are exercisable at an exercise price equal to $0.70 per share until March 12, 2027, (ii) March-June 2024 Warrants exercisable into 4,000,000 ordinary shares are exercisable at an exercise price equal to $0.70 per share until April 3, 2027, (iii) March-June 2024 Warrants exercisable into 1,000,000 ordinary shares are exercisable at an exercise price equal to $0.50 per share until June 26, 2027 and (iv) March-June 2024 Warrants exercisable into 2,000,000 ordinary shares are exercisable at an exercise price equal to $0.70 per share until June 26, 2027.
Aggregate beneficially own percentage												4.99%
Warrants exercisable (in Dollars per share) | $ / shares								$ 0.5
Number of Ordinary share (in Shares) | shares								1	2,215,373	2,215,373	1		13,000	13,000
Warrants exercisable into ordinary shares (in Shares) | shares								200,000
Exercise price (in Dollars per share) | $ / shares					$ 1.5			$ 1.5											$ 4.81
QPoint percentage													100.00%	100.00%
Number of renowned brand clients													100	100
Number of subsidiaries													five	five
Total liabilities (in New Shekels) | ₪																		₪ 55,000
Percentage of outstanding debt pay													30.00%	30.00%
Hair cut, percentage													70.00%	70.00%
Outstanding debt, term													3 years	3 years
Consulting fee (in Dollars)			$ 1,151			$ 125,000							$ 1,151,000	₪ 467,000
Ordinary shares (in Shares) | shares			1,278,666
Conversion rate (in Dollars per share) | $ / shares			$ 0.9
Warrants (in Shares) | shares			1,278,666
Exercise price (in Dollars per share) | $ / shares			$ 0.8				$ 11.5
Investment amount (in Dollars)			$ 5,000,000
Price per share (in Dollars per share) | $ / shares			$ 1
Warrant coverage			50.00%
Warrants exercise price per share (in Dollars per share) | $ / shares			$ 1
Warrant expiration date			12 months
Aggregate principal amount (in Dollars)													$ 6,000,000,000
Fixed rate per annum									11.50%				11.50%					11.50%	11.50%
Selling and marketing expenses (in Dollars)													$ 299,000
Long-term receivables (in Dollars)													724
Long-term receivables (in Dollars)													$ 990,000
Fixed interest rate [member]
Subsequent Events (Details) [Line Items]
Fixed rate per annum									18.00%				18.00%					18.00%
BST Loan Agreement [Member]
Subsequent Events (Details) [Line Items]
Fixed rate per annum									15.00%				15.00%					15.00%
Blackswan total amount (in Dollars)									$ 2,012				$ 2,012
Credit Line to Blackswan [Member]
Subsequent Events (Details) [Line Items]
Blackswan total amount (in Dollars)									$ 1,023				$ 1,023
Checkpoint Settlement [Member]
Subsequent Events (Details) [Line Items]
Receive amount (in New Shekels) | ₪																		₪ 13,656
Nonadjusting Events After Reporting Period [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount (in Dollars)								$ 550				$ 10,000
Loan, percentage		40.00%
Aggregate beneficially own percentage					4.99%			4.99%
Exercise price (in Dollars per share) | $ / shares					$ 0.9			$ 0.9
Description of convertible loan agreement					Shayna and Akina (who purchased from Shayna most of its rights under the Convertible Loan Agreement) will be entitled to convert the loan amounts in their entirety, for up to a total of 5,129,375 shares for the entire Loans (calculated under an agreed USD/NIS rate of 3.65, and at a conversion price of $0.9), of which Akina will be entitled to receive 3,897,455 shares, and Shayna will be entitled to receive 1,231,920 shares.
Nonadjusting Events After Reporting Period [Member] | Shayna and Akina [Member]
Subsequent Events (Details) [Line Items]
Beneficial ownership percentage					4.99%
Forecast [Member]
Subsequent Events (Details) [Line Items]
Loan, percentage	60.00%
Qpoint Acquisition description				On April 3, 2024 the Company acquired for NIS 25,000 thousand in cash the shares of Qpoint. Payments were agreed to be carried out in three installments as follows: (i) NIS 4,000 thousand on the signing date; (ii) NIS 16,000 thousand on the closing date (which was April 8, 2024); (iii) an additional NIS 5,000 thousand no later than February 10, 2025 (of which NIS 2,500 thousand was already paid by June 5, 2024).
Receive amount (in New Shekels) | ₪															₪ 4,328	₪ 4,328	₪ 5,000